Policyholder Account Balances, Future Policy Benefits and Claims - Additional Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Liability, Long-Duration Insurance [Roll Forward]
Beginning balance	$ 1,242	$ 1,162
Interest accrual	38	35
Benefit accrual	116	140
Benefit payments	(61)	(54)
Effect of actual variances from expected experience		(19)	$ (9)
Impact of change in net unrealized (gains) losses on securities	(130)	(32)
Ending balance	1,186	1,242
Universal Life Insurance
Additional Liability, Long-Duration Insurance [Roll Forward]
Beginning balance	1,120	1,030
Interest accrual	32	29
Benefit accrual	108	129
Benefit payments	(43)	(37)
Effect of actual variances from expected experience		(19)	(10)
Impact of change in net unrealized (gains) losses on securities	(98)	(21)
Ending balance	$ 1,100	$ 1,120
Weighed average interest accretion rate	2.90%	2.90%
Weighted average discount rate	3.20%	3.10%
Weighted average duration of reserves (in years)	10 years	12 years
Variable Universal Life Insurance
Additional Liability, Long-Duration Insurance [Roll Forward]
Beginning balance	$ 76	$ 74
Interest accrual	5	5
Benefit accrual	8	8
Benefit payments	(14)	(12)
Effect of actual variances from expected experience		2	2
Impact of change in net unrealized (gains) losses on securities	(3)	(1)
Ending balance	$ 74	$ 76
Weighed average interest accretion rate	7.00%	7.00%
Weighted average discount rate	7.10%	7.10%
Weighted average duration of reserves (in years)	8 years	9 years
Other life insurance
Additional Liability, Long-Duration Insurance [Roll Forward]
Beginning balance	$ 46	$ 58
Interest accrual	1	1
Benefit accrual	0	3
Benefit payments	(4)	(5)
Effect of actual variances from expected experience		(2)	$ (1)
Impact of change in net unrealized (gains) losses on securities	(29)	(10)
Ending balance	$ 12	$ 46
Weighed average interest accretion rate	4.10%	4.00%
Weighted average discount rate	4.00%	4.00%
Weighted average duration of reserves (in years)	6 years	7 years